OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases [Line Items]
Operating lease not yet commenced description	As of December 31, 2025, the Company did not have additional operating leases that have not yet commenced.
Operating lease expenses	$ 1,100
Operating lease ROU assets	966	$ 1,399
Operating lease liability	1,131
Operating lease liability, current	801	$ 1,184
Cost of Net Sales
Operating Leases [Line Items]
Operating lease expenses	600
Operating Expense
Operating Leases [Line Items]
Operating lease expenses	$ 500